Consolidated Statements of Stockholders’ Deficit - USD ($)	Legacy Common Stock Previously Reported	Legacy Common Stock Retroactive application of recapitalization	Legacy Common Stock	Common Stock Previously Reported	Common Stock Retroactive application of recapitalization	Common Stock	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of recapitalization	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit	Previously Reported	Retroactive application of recapitalization	Total
Balances at Dec. 31, 2023	$ 108,975	$ (108,975)			$ 1,221	$ 1,221	$ 133,360	$ 107,754	$ 241,114	$ (3,195,833)		$ (3,195,833)	$ (2,953,498)		$ (2,953,498)
Balances (in Shares) at Dec. 31, 2023	108,975,000	(108,975,000)			12,208,851	12,208,851
Stock-based compensation									197,006						197,006
Stock-based compensation (in Shares)						1,867
Net loss												(21,537,430)			(21,537,430)
Balances at Dec. 31, 2024						$ 1,221			438,120			(24,733,263)			(24,293,922)
Balances (in Shares) at Dec. 31, 2024						12,210,718
Stock-based compensation									37,827						37,827
Reverse recapitalization transactions, net						$ 1,543			56,155,649						56,157,192
Reverse recapitalization transactions, net (in Shares)						15,426,221
Share purchase commitment						$ 10			349,990						350,000
Share purchase commitment (in Shares)						106,382
Share issuance for cash						$ 153			801,047						801,200
Share issuance for cash (in Shares)						1,530,000
Excise tax forgiveness									3,905,240						3,905,240
Net loss												(36,718,071)			(36,718,071)
Balances at Dec. 31, 2025						$ 2,927			$ 61,687,873			$ (61,451,334)			$ 239,466
Balances (in Shares) at Dec. 31, 2025						29,273,321